Employee benefits and sharebased payments (Details) - shares shares in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
At the beginning	4,162,917	4,483,656	4,966,463
Granted	(297,807)	(320,739)	(482,807)
At the end	3,865,110	4,162,917	4,483,656